UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3346

Oppenheimer Series Fund, Inc.

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2013 / Unaudited

	Shares	Value
Common Stocks—99.0%
Consumer Discretionary—8.4%
Auto Components—0.5%
Johnson Controls, Inc.	282,520	$11,360,129
Distributors—0.3%
Genuine Parts Co.	94,697	7,764,207
Diversified Consumer Services—0.3%
Apollo Group, Inc., Cl. A1	335,510	6,112,992
Hotels, Restaurants & Leisure—1.5%
Las Vegas Sands Corp.	204,703	11,375,346
McDonald’s Corp.	228,685	22,429,425

		33,804,771
Media—1.7%
Liberty Media Corp., Cl. A1	84,380	12,127,937
Walt Disney Co. (The)	431,062	27,868,158

		39,996,095
Multiline Retail—1.7%
Macy’s, Inc.	392,621	18,979,299
Target Corp.	285,930	20,372,513

		39,351,812
Specialty Retail—2.4%
Gap, Inc. (The)	344,570	15,815,763
Lowe’s Cos., Inc.	867,981	38,694,593

		54,510,356
Consumer Staples—8.7%
Beverages—1.5%
PepsiCo, Inc.	399,217	33,350,588
Food & Staples Retailing—2.7%
Costco Wholesale Corp.	142,257	16,685,324
Sysco Corp.	549,786	18,973,115
Walgreen Co.	541,668	27,218,817

		62,877,256
Food Products—2.1%
ConAgra Foods, Inc.	397,730	14,401,803
Kraft Foods Group, Inc.	405,627	22,950,376
Unilever NV, NY Shares	312,200	12,491,122

		49,843,301
Household Products—0.6%
Reckitt Benckiser Group plc, Sponsored ADR	994,800	14,156,004
Tobacco—1.8%
Altria Group, Inc.	593,627	20,812,563
Lorillard, Inc.	500,681	21,293,963

		42,106,526
Energy—11.9%
Energy Equipment & Services—1.8%
Cameron International Corp.[1]	121,039	7,177,613
National Oilwell Varco, Inc.	176,097	12,356,726
Schlumberger Ltd.	280,666	22,826,566

		42,360,905
Oil, Gas & Consumable Fuels—10.1%
Anadarko Petroleum Corp.	344,028	30,453,359
BP plc, Sponsored ADR	531,448	22,023,205
Chevron Corp.	136,181	17,143,826
Enbridge, Inc.	545,570	24,250,587
EQT Corp.	160,023	13,841,990
Occidental Petroleum Corp.	381,748	33,994,659
Phillips 66	196,700	12,097,050
Pioneer Natural Resources Co.	74,384	11,511,668
Royal Dutch Shell plc, Cl. A, ADR	339,920	23,233,532
Suncor Energy, Inc.	1,018,870	32,226,858
Williams Cos., Inc. (The)	302,914	10,350,571

		231,127,305
Financials—25.2%
Capital Markets—5.4%
BlackRock, Inc., Cl. A	51,030	14,388,419
Charles Schwab Corp. (The)	1,186,250	26,204,263
Goldman Sachs Group, Inc. (The)	282,178	46,285,657
Morgan Stanley	1,397,468	38,025,104

		124,903,443
Commercial Banks—1.8%
CIT Group, Inc.[1]	329,440	16,508,238
Fifth Third Bancorp	477,991	9,191,767
Wells Fargo & Co.	372,340	16,196,790

		41,896,795
Consumer Finance—1.7%
Capital One Financial Corp.	553,451	38,199,188
Diversified Financial Services—7.3%
Bank of America Corp.	2,832,892	41,360,223
Citigroup, Inc.	1,615,582	84,236,445
JPMorgan Chase & Co.	728,340	40,590,388

		166,187,056
Insurance—8.5%
ACE Ltd.	363,865	33,249,984
Aflac, Inc.	327,100	20,175,528
Allstate Corp. (The)	336,995	17,180,005
American International Group, Inc.[1]	877,424	39,931,566
MetLife, Inc.	691,310	33,473,230
Sun Life Financial, Inc.	530,060	17,200,447
Travelers Cos., Inc. (The)	235,613	19,685,466
XL Group plc, Cl. A	520,307	16,311,625

		197,207,851

1	OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Real Estate Investment Trusts (REITs)—0.5%
Public Storage	74,810	$11,911,248
Health Care—11.5%
Biotechnology—0.9%
Amgen, Inc.	190,210	20,597,841
Health Care Providers & Services—3.5%
Cardinal Health, Inc.	584,001	29,252,610
HCA Holdings, Inc.	309,560	12,072,840
UnitedHealth Group, Inc.	543,951	39,626,830

		80,952,280
Life Sciences Tools & Services—1.3%
Thermo Fisher Scientific, Inc.	334,990	30,520,939
Pharmaceuticals—5.8%
Astellas Pharma, Inc., Unsponsored ADR	862,290	11,580,555
Bristol-Myers Squibb Co.	662,725	28,656,229
Pfizer, Inc.	1,159,229	33,884,264
Roche Holding AG, Sponsored ADR	527,660	32,350,835
Sanofi, ADR	323,734	16,665,826
Teva Pharmaceutical Industries Ltd., Sponsored ADR	286,370	11,368,889

		134,506,598
Industrials—12.8%
Aerospace & Defense—2.2%
United Technologies Corp.	488,992	51,622,885
Airlines—1.7%
Delta Air Lines, Inc.[1]	1,353,170	28,727,799
United Continental Holdings, Inc.[1]	247,268	8,617,290

		37,345,089
Electrical Equipment—2.3%
ABB Ltd., Sponsored ADR[1]	618,258	13,626,406
Eaton Corp. plc	567,008	39,095,202

		52,721,608
Industrial Conglomerates—4.2%
General Electric Co.	3,282,781	80,001,373
Siemens AG, Sponsored ADR	141,887	15,672,838

		95,674,211
Machinery—1.8%
Parker Hannifin Corp.	181,133	18,707,416
Pentair Ltd.	190,595	11,641,543
Timken Co.	194,410	11,357,432

		41,706,391
Road & Rail—0.6%
CSX Corp.	527,437	13,085,712
Information Technology—12.9%
Communications Equipment—2.3%
Cisco Systems, Inc.	2,071,240	52,920,182
Computers & Peripherals—3.6%
Apple, Inc.	70,935	32,098,087
EMC Corp.	913,030	23,875,734
NCR Corp.[1]	407,950	14,686,200
SanDisk Corp.[1]	246,008	13,559,961

		84,219,982
Electronic Equipment, Instruments, & Components—1.0%
TE Connectivity Ltd.	457,917	23,372,083
Office Electronics—0.7%
Xerox Corp.	1,684,204	16,336,779
Semiconductors & Semiconductor Equipment—2.5%
Analog Devices, Inc.	296,974	14,658,637
Intel Corp.	732,680	17,071,444
Maxim Integrated Products, Inc.	408,081	11,671,117
Microchip Technology, Inc.	404,076	16,057,980

		59,459,178
Software—2.8%
CA, Inc.	590,680	17,566,823
Oracle Corp.	545,900	17,659,865
Symantec Corp.	601,626	16,051,382
Synopsys, Inc.[1]	311,340	11,532,034

		62,810,104
Telecommunication Services—3.7%
Diversified Telecommunication Services—3.4%
BCE, Inc.	267,052	11,026,577
CenturyLink, Inc.	505,397	18,118,482
Telefonica SA, Sponsored ADR[1]	584,164	8,289,287
Verizon Communications, Inc.	612,531	30,308,034
Vivendi SA, Unsponsored ADR	423,200	9,057,326

		76,799,706
Wireless Telecommunication Services—0.3%
Vodafone Group plc, Sponsored ADR	262,470	7,860,977
Utilities—3.9%
Electric Utilities—2.2%
Duke Energy Corp.	327,929	23,282,959
Edison International	310,430	15,474,936
NextEra Energy, Inc.	124,502	10,783,118

		49,541,013
Multi-Utilities—1.7%
PG&E Corp.	449,666	20,635,173
Sempra Energy	212,260	18,600,344

		39,235,517

Total Common Stocks (Cost $2,020,990,790)		2,280,316,903

2	OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Investment Company—0.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.10%[2,3] (Cost $11,274,584)	11,274,584	$11,274,584
Total Investments, at Value (Cost $2,032,265,374)	99.5%	2,291,591,487
Assets in Excess of Other Liabilities	0.5	10,616,097

Net Assets	100.0%	$2,302,207,584

Footnotes to Statement of Investments

1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2012	Gross Additions	Gross Reductions	Shares July 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	32,628,737	735,164,728	756,518,881	11,274,584

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$11,274,584	$37,821

3.	Rate shown is the 7-day yield as of July 31, 2013.

3	OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

4	OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable

5	OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of July 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stock
Consumer Discretionary	$192,900,362	$—	$—	$192,900,362
Consumer Staples	202,333,675	—	—	202,333,675
Energy	273,488,210	—	—	273,488,210
Financials	580,305,581	—	—	580,305,581
Health Care	266,577,658	—	—	266,577,658
Industrials	292,155,896	—	—	292,155,896
Information Technology	299,118,308	—	—	299,118,308
Telecommunication Services	84,660,683	—	—	84,660,683
Utilities	88,776,530	—	—	88,776,530
Investment Company	11,274,584	—	—	11,274,584

Total Assets	$2,291,591,487	$—	$—	$2,291,591,487

6	OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,039,824,414

Gross unrealized appreciation	$261,706,533
Gross unrealized depreciation	(9,939,460)

Net unrealized appreciation	$251,767,073

7	OPPENHEIMER VALUE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund, Inc.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	9/11/2013